Royce CRK Prospectus | Royce Micro-Cap Fund
Royce Micro-Cap Fund
Investment Goal
Royce Micro-Cap Fund's investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce CRK Prospectus Royce Micro-Cap Fund Consultant Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	1.00%
Maximum sales charge (load) imposed on reinvested dividends	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Royce CRK Prospectus Royce Micro-Cap Fund Consultant Class
Management fees	1.30%
Distribution (12b-1) fees	1.00%
Other expenses	0.12%
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	2.42%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce CRK Prospectus Royce Micro-Cap Fund Consultant Class	245	755	1,291	2,756

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in the equity securities of micro-cap companies, a universe of more than 3,000 companies with stock market capitalizations up to $750 million. Using its value approach, Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
     Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 35% of its net assets in foreign securities. While the Fund anticipates that its investment in foreign securities will generally be in securities of companies that are headquartered in “developed countries,” the Fund may also invest up to 10% of its net assets in the securities of companies that are headquartered in “developing countries.” Developing countries, sometimes also referred to as emerging markets countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore, South Korea, Taiwan and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Micro-Cap Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
     The prices of micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.
     Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.
     Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
     Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Microcap Index, the Fund’s benchmark index, and the Russell 2000 Index.

     The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

CALENDAR YEAR TOTAL RETURNS in Percentages (%) Consultant Class

During the period shown in the bar chart, the highest return for a calendar quarter was 30.46% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -27.65% (quarter ended 12/31/08).

ANNUALIZED TOTAL RETURNS (12/31/11)
Average Annual Total Returns Royce CRK Prospectus Royce Micro-Cap Fund	1 Year	5 Years	10 Years
Consultant Class	(12.86%)	1.44%	7.85%
Consultant Class After Taxes on Distributions	(13.64%)	0.40%	6.63%
Consultant Class After Taxes on Distributions and Sales	(7.48%)	0.96%	6.57%
Russell 2000 Index	(4.18%)	0.15%	5.62%
Russell Microcap Index	(9.27%)	(3.75%)	4.63%

Certain immaterial adjustments were made to the net assets of the Fund at 12/30/11 for financial reporting purposes, and as a result the net asset values for shareholder transactions on that date and the total returns based on those net asset values differ from the adjusted net asset values and total returns reported in the Financial Highlights.